UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Forest Hill Capital LLC
Address: 100 Morgan Keegan
         Suite 430
         Little Rock, AR  72202

13F File Number:  28-11055

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Lee
Title:     Manager
Phone:     501.666.3037

Signature, Place, and Date of Signing:

     Mark Lee     Little Rock, AR     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $91,685 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVE POWER INC               COM              00504W100       34    28920 SH       SOLE                    28920
AGNICO EAGLE MINES LTD         COM              008474108      297     4000 SH       SOLE                     4000
AMERICAN COMMERCIAL LINES      COM NEW          025195207     2671   244358 SH       SOLE                   244358
ATLANTIC COAST FED CORP        COM              048425102     1807   244569 SH       SOLE                   244569
BANCTRUST FINANCIAL GP         COM              05978R107     1283   194735 SH       SOLE                   194735
BENCHMARK ELECTRS INC          COM              08160H101     5876   359614 SH       SOLE                   359614
BOEING CO                      COM              097023105      329     5000 SH       SOLE                     5000
CEC ENTMT INC                  COM              125137109     2078    74200 SH       SOLE                    74200
CHANNELL COML CORP             COM              159186105      497   472923 SH       SOLE                   472923
DOMINION RES BLACK WARRIOR T   UNITS BEN INT    25746Q108      252    10100 SH       SOLE                    10100
FEDEX CORP                     COM              31428X106      473     6000 SH       SOLE                     6000
FIRST CLOVER LEAF FIN CORP     COM              31969M105      905    93441 SH       SOLE                    93441
FIRST HORIZON NATL CORP        COM              320517105     1471   198000 SH       SOLE                   198000
HALOZYME THERAPEUTICS INC      COM              40637H109     2033   377905 SH       SOLE                   377905
HILLTOP HOLDINGS INC           COM              432748101     1133   109900 SH       SOLE                   109900
INFINITY PPTY & CAS CORP       COM              45665Q103     4651   112012 SH       SOLE                   112012
ISHARES TR                     MSCI EAFE IDX    464287465     2884    42000 SH       SOLE                    42000
ISHARES TR                     RUSSELL1000GRW   464287614      260     4700 SH       SOLE                     4700
ISHARES TR                     RUSSELL MIDCAP   464287499     1964    20500 SH       SOLE                    20500
KKR FINANCIAL HLDGS LLC        COM              48248A306     1602   152590 SH       SOLE                   152590
MFS GOVT MKTS INCOME TR        SH BEN INT       552939100       70    10000 SH       SOLE                    10000
OMNICARE INC                   COM              681904108      262    10000 SH       SOLE                    10000
ORION ENERGY SYSTEMS INC       COM              686275108     2582   258200 SH       SOLE                   258200
ORION MARINE GROUP INC         COM              68628V308     3703   262060 SH       SOLE                   262060
OXFORD INDS INC                COM              691497309     5210   272082 SH       SOLE                   272082
PACIFIC SUNWEAR CALIF INC      COM              694873100     2559   300020 SH       SOLE                   300020
PETROHAWK ENERGY CORP          COM              716495106     5789   125000 SH       SOLE                   125000
POWER-ONE INC                  COM              739308104     3584  1896224 SH       SOLE                  1896224
RMK ADVANTAGE INCOME FD INC    COM              74963L103     2162   916018 SH       SOLE                   916018
SAIA INC                       COM              78709Y105     1231   112772 SH       SOLE                   112772
SPDR GOLD TRUST                GOLD SHS         78463V107     5073    55500 SH       SOLE                    55500
SPDR TR                        UNIT SER 1       78462F103      934     7300 SH       SOLE                     7300
STURM RUGER & CO INC           COM              864159108     1036   146700 SH       SOLE                   146700
SUPERIOR BANCORP               COM NEW          86806M205     3289   387389 SH       SOLE                   387389
TIDELANDS BANCSHARES INC       COM              886374107     1589   180575 SH       SOLE                   180575
TOWERSTREAM CORP               COM              892000100      470   369791 SH       SOLE                   369791
TRIANGLE CAP CORP              COM              895848109     2070   181744 SH       SOLE                   181744
UNDER ARMOUR INC               CL A             904311107     2179    85000 SH       SOLE                    85000
VALERO ENERGY CORP NEW         COM              91913Y100     4200   102000 SH       SOLE                   102000
VIEWPOINT FINL GROUP           COM              926727108     1821   123722 SH       SOLE                   123722
VOLCOM INC                     COM              92864N101     5442   227432 SH       SOLE                   227432
WORLD FUEL SVCS CORP           COM              981475106      799    36400 SH       SOLE                    36400
ZOLTEK COS INC                 COM              98975W104     3131   129112 SH       SOLE                   129112